Fair Value (Tables)	9 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Assets and Liabilities Measured on a Recurring Basis

At December 31, 2012 and 2013, Level 3 liabilities consisted of convertible preferred stock warrant liabilities. The Company held no financial assets or liabilities measured at fair value on a recurring basis as of September 30, 2014. The following fair value hierarchy tables present information about each major category of the Company’s financial liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2013 (in thousands):

	Fair Value Measurement at December 31, 2012
	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Convertible preferred stock warrants(1)	$2,909	$—	$—	$2,909

Total liabilities	$2,909	$—	$—	$2,909

(1)	Convertible preferred stock warrant liabilities to purchase Series A and Series C convertible preferred stock at December 31, 2012 are classified as Level 3 and were measured at fair value using the Black-Scholes-Merton option pricing model. The Company developed its estimates based on publicly available historical data and all available information as of the valuation date. Inputs used in the pricing model include estimates of the Company’s risk-free interest rate, expected dividend yield, expected volatility and expected term. As of December 31, 2012, the warrants were revalued using the Black-Scholes-Merton option pricing model based on the following inputs:

Fair Value Measurement at December 31, 2013
	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Convertible preferred stock warrants(2)	$646	$—	$—	$646

Total liabilities	$646	$—	$—	$646

(2)	Convertible preferred stock warrant liabilities to purchase Series A and Series C convertible preferred stock at December 31, 2013 are classified as Level 3 and are measured using a hybrid of the option pricing model and the PWERM on each reporting date. The key inputs into the models include the probability and timing of expected liquidity events, discount rates and the selection of appropriate market-comparable transactions and multiples to apply to the Company’s various historical and forecasted operational metrics.

Warrants Revalued Using the Black-Scholes-Merton Option Pricing Model
(1)	Convertible preferred stock warrant liabilities to purchase Series A and Series C convertible preferred stock at December 31, 2012 are classified as Level 3 and were measured at fair value using the Black-Scholes-Merton option pricing model. The Company developed its estimates based on publicly available historical data and all available information as of the valuation date. Inputs used in the pricing model include estimates of the Company’s risk-free interest rate, expected dividend yield, expected volatility and expected term. As of December 31, 2012, the warrants were revalued using the Black-Scholes-Merton option pricing model based on the following inputs:

	Series A	Series C
Risk-free interest rate	1.2%	1.8%
Expected dividend yield	0%	0%
Expected volatility	92.2%	88.2%
Expected term (in years)	6.6	9.7

Reconciliation of All Lliabilities Measured at Fair Value Using Level 3 Significant Unobservable Inputs

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs (in thousands):

	Convertible Preferred Stock Warrant Liability(1)	Convertible Preferred Stock Purchase Right(2)
Balance at December 31, 2011	$1,632	$3,707
Expiration of convertible preferred stock purchase right	—	(3,707)
Issuance of convertible preferred stock warrants	1,377	—
Change in fair value	(100)	—

Balance at December 31, 2012	2,909	—
Issuance of convertible preferred stock warrants	570	—
Change in fair value	(2,833)	—

Balance at December 31, 2013	646	—
Change in fair value (unaudited)	3,300	—
Reclassification to additional paid-in capital upon closing of IPO (unaudited)	(3,946)	—

Balance at September 30, 2014 (unaudited)	$—	$—

(1)	Changes in the fair value of the convertible preferred stock warrant liability were recognized in change in fair value of convertible preferred stock warrant liability in the accompanying statements of operations.
(2)	The change in the fair value of the convertible preferred stock purchase right was recognized in change in fair value of convertible preferred stock purchase right in the accompanying statements of operations.